UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $116,659 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     4562   172362 SH       SOLE                   172362        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405     1772   164056 SH       SOLE                   164056        0        0
ANDERSONS INC                  COM              034164103     3836    90500 SH       SOLE                    90500        0        0
APOLLO GROUP INC               CL A             037604105     1500    38500 SH       SOLE                    38500        0        0
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     7151   723100 SH       SOLE                   723100        0        0
BOULDER SPECIALTY BRANDS INC   Common           10153P108     3748   440900 SH       SOLE                   440900        0        0
BROOKDALE SR LIVING INC        COM              112463104     3470    72300 SH       SOLE                    72300        0        0
CARMAX INC                     COM              143130102     3304    61600 SH       SOLE                    61600        0        0
CAVCO INDS INC DEL             COM              149568107     1029    29378 SH       SOLE                    29378        0        0
CPI INTERNATIONAL INC          COM              12618M100     4404   293608 SH       SOLE                   293608        0        0
DTS INC                        COM              23335C101     2554   105586 SH       SOLE                   105586        0        0
FLOWSERVE CORP                 COM              34354P105     4865    96400 SH       SOLE                    96400        0        0
FREEDOM ACQUISITION HOLDIN-U   Common           35645F202     3060   300000 SH       SOLE                   300000        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     5289   195800 SH       SOLE                   195800        0        0
HARDINGE INC                   COM              412324303     3264   216726 SH       SOLE                   216726        0        0
HOLOGIC INC                    COM              436440101     3220    68100 SH       SOLE                    68100        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1971    90311 SH       SOLE                    90311        0        0
INTERACTIVE DATA CORP          COM              45840J107     6692   278385 SH       SOLE                   278385        0        0
LANCE INC                      COM              514606102     5695   283615 SH       SOLE                   283615        0        0
MASTERCARD INC                 CL A             57636Q104     5703    57900 SH       SOLE                    57900        0        0
NOVELIS INC                    COM              67000X106     7908   283957 SH       SOLE                   283957        0        0
PHI INC                        COM NON VTG      69336T205     4588   140163 SH       SOLE                   140163        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     1793   229900 SH       SOLE                   229900        0        0
STANLEY INC                    COM              854532108     6000   354800 SH       SOLE                   354800        0        0
VARIAN MED SYS INC             COM              92220P105     6498   136600 SH       SOLE                   136600        0        0
WESTERN UN CO                  COM              959802109     6123   273100 SH       SOLE                   273100        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108     6660   208000 SH       SOLE                   208000        0        0